INCOME TAXES (Details) ¥ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)	Dec. 31, 2021 CNY (¥)
Income Taxes
Statutory rate	25.00%	25.00%	25.00%
Preferential income tax rate	20.00%	20.00%
Loss before income taxes
Non-PRC	¥ (17,725)	$ (2,646)		¥ (43,002)
PRC	(33,220)	(4,961)		(14,731)
Loss before income taxes	(50,945)	(7,607)	¥ (57,733)	(57,733)
Current and deferred components of income tax (expense) benefit
Current tax provision	(28)	(4)
Deferred tax benefit	2,158	322	44	44
Total	¥ 2,130	$ 318	¥ 44	¥ 44
Changwei System Technology (Shanghai) Co., Ltd.
Income Taxes
Preferential income tax rate for HNTE	15.00%	15.00%
PRC
Income Taxes
Statutory rate	25.00%	25.00%
Preferential income tax rate	20.00%	20.00%
Dividend Withholding Tax Rate Percentage	10.00%	10.00%
Federal
Income Taxes
Statutory rate	21.00%	21.00%	21.00%